Related Parties and Others - Details of Significant Cash Transactions of Loans and Collection of Loans Occurred in Normal Course of Business with Related Parties (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
InveniaCoLtd And YasCoLtd [member]
Disclosure of transactions between related parties [Line Items]
Beginning balance	₩ 2,000	₩ 2,750
Decrease		(750)
Ending balance		2,000
INVENIA Co., Ltd. (LIG INVENIA Co., Ltd.) [member]
Disclosure of transactions between related parties [Line Items]
Beginning balance	2,000	2,375
Increase	1,000
Decrease	₩ (3,000)	(375)
Ending balance		2,000
YAS Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Beginning balance		375
Decrease		₩ (375)